UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               -----------------

Check here if Amendment [ X ];                   Amendment Number:  1
                                                                  -----
    This Amendment (Check only one):
         [X] is a restatement.
         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gandhara Advisors Europe LLP
Address:   6th Floor
           65 Curzon Street
           London W1J 8PE
           England

Form 13F File Number: 28-11840

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Davide Erro
Title:     Director

Phone:     0-11-44-207-491-6100

Signature, Place, and Date of Signing:


 /s/ Davide Erro                  London, England           February 28, 2006
-----------------------------     ---------------          ------------------
[Signature]                        [City, State]           [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers:  2

Form 13F Information Table Entry Total: 9

Form 13F Information Table Value Total: $507,438 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No. 1
    -
Form 13F File Number 28-11841
Name:  Gandhara Advisors Asia Limited
       ------------------------------

No. 2
    -
Form 13F File Number 28-11842
Name:  Davide Erro
       -----------


                                            Form 13F Information Table

---------------------- ---------- ------------ ----------- --------------------------- -------------- ---------- -------------------
        Column 1           Column 2    Column 3     Column 4            Column 5             Column 6     Column 7     Column 8
---------------------- ---------- ------------ ----------- ---------- ------- -------- -------------- ---------- -------------------
                           Title of                 Value     Shrs /       SH /           Investment   Other
     Name of Issuer         Class       CUSIP      (x$1000)   Prn Amt      PRN   Put/Call Discretion   Managers  Voting Authority
-------------------------- ---------- ------------ ----------- ---------- ------ ------- ------------ ---------- ----------------
                                                                                                                Sole    Shared  None
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ----------- ---------- -------- ------ -----
Archipelago Holdings Inc.     COM      03957A104     117532     2350644     SH             DEFINED      1,2    2350644
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ -------- --------- ------ -----
  Cheniere Energy Inc.        COM      16411R208     84894      2280877     SH             DEFINED      1,2    2280877
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ -------- --------- ------ -----
   Ivanhoe Mines Ltd.         COM      46579N103     41432      5762514     SH             DEFINED      1,2    5762514
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ -------- --------- ------ -----
   International Secs         COM      46031W204     21322      774800      SH             DEFINED      1,2    774800
        Exchange
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ -------- --------- ------ -----
B & H Ocean Carriers Ltd.     COM      055090104     19032      1017743     SH             DEFINED      1,2    1017743
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ -------- --------- ------ -----
 REI Agro Ltd- Regs GDR       COM      74948P203      1000      125000      SH             DEFINED      1,2    125000
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ -------- --------- ------ -----
   KOMAG Incorporated         COM      500453204     35700      1030000     SH             DEFINED      1,2    1030000
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ -------- --------- ------ -----
   Seagate Technology         COM      G7945J104     127347     6370547     SH             DEFINED      1,2    6370547
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ -------- --------- ------ -----
 CIA Energetica de Minas      COM      009770844     59179      1605500     SH             DEFINED      1,2    1605500
         Gerais
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ -------- --------- ------ -----


REPORT SUMMARY      9 DATA RECORDS                 507438
2 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED